Business Segment and Geographic Information	6 Months Ended
Jun. 30, 2019
Business Segment and Geographic Information
Business Segment and Geographic Information

18.          Business Segment and Geographic Information

The Company operates electronic marketplaces for the trading of products across the rates, credit, equities and money markets asset classes and provides related pre-trade pricing and post-trade processing services.  The Company’s operations constitute a single business segment because of the integrated nature of these marketplaces and services.  Information regarding revenue by client sector is as follows (in thousands):

	Successor	Successor	Predecessor	Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
Net revenue:
Institutional	$111,057	$220,309	$102,095	$204,415
Wholesale	41,945	81,376	32,265	64,860
Retail	19,939	41,145	20,918	39,954
Market Data	17,544	34,447	15,737	31,289
Contingent consideration	—	—	(19,297)	(29,367)
Net revenue	190,485	377,277	151,718	311,151
Operating expenses	159,530	300,045	111,556	223,634
Operating income	$30,955	$77,232	$40,162	$87,517

The Company operates in the U.S. and internationally, primarily in Europe and Asia. Revenues are attributed to geographic area based on the jurisdiction where the underlying transactions take place. The results by geographic region are not meaningful in understanding the Company's business. Long-lived assets are attributed to the geographic area based on the location of the particular subsidiary. Information regarding revenue for the three and six months ended June 30, 2019 and 2018 and long-lived assets as of June 30, 2019 and December 31, 2018 is as follows (in thousands):

	Successor	Successor	Predecessor	Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
Net Revenue:
U.S.	$122,693	$242,090	$109,540	$217,322
International	67,792	135,187	61,475	123,196
Gross revenue	190,485	377,277	171,015	340,518
Contingent consideration	—	—	(19,297)	(29,367)
Total	$190,485	$377,277	$151,718	$311,151

	June 30, 2019	December 31, 2018
Long-lived assets
U.S.	$4,251,030	$4,276,568
International	13,413	7,787
Total	$4,264,443	$4,284,355